Note 19. Unregistered Sales of Equity Securities	12 Months Ended
Dec. 31, 2011
Unregistered Sales Of Equity Securities [Text Block]
NOTE 19 – UNREGISTERED SALES OF EQUITY SECURITIES

To raise additional capital during the year ended December 31, 2010, the Company sold shares of its common stock that were not registered under the Securities Act of 1933 to its officers and employees.  Issuance of these shares was not registered under the 1933 Act in reliance upon the exemption provided by Section 4(2) of the Act because no public offering was involved.  The Company issued 196,996 shares of common stock pursuant to this offering, raising $531,846 of additional capital, net of offering costs.